Financial Risk Management Objectives And Policies - Schedule of Sensitivity Analysis for Financial Assets Net (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
+10% in GBP [member] | Currency risk [member] | Effect on post tax loss [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	$ 29,701	$ 54,761	$ (62,731)
+10% in GBP [member] | Currency risk [member] | Effect on equity [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	29,701	54,761	(62,731)
–5% in GBP [member] | Currency risk [member] | Effect on post tax loss [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	14,851	27,380	31,366
–5% in GBP [member] | Currency risk [member] | Effect on equity [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	14,851	27,380	31,366
+10% in USD [member] | Currency risk [member] | Effect on post tax loss [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	3,509,311	1,827,003	(67,791)
+10% in USD [member] | Currency risk [member] | Effect on equity [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	3,509,311	1,827,003	(67,791)
–5% in USD [member] | Currency risk [member] | Effect on post tax loss [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	1,754,656	913,502	33,895
–5% in USD [member] | Currency risk [member] | Effect on equity [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	1,754,656	913,502	33,895
+10% in EUR [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	12,762	8,663	(13,795)
–5% in EUR [member] | Currency risk [member] | Effect on post tax loss [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	6,381	4,332	6,897
–5% in EUR [member] | Currency risk [member] | Effect on equity [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through foreign exchange, financial assets	$ 6,381	$ 4,332	$ 6,897